COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Minimum lease payments
(Unaudited)

January 1, 2018 – December 31, 2018	$1,949
January 1, 2019 – December 31, 2019	1,297
January 1, 2020 – December 31, 2020	446
January 1, 2021 – December 31, 2021	198
January 1, 2022 and onwards	70

Total minimum lease payments	$3,960